SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Minimum
Leases
Lessor finance lease term	P2Y	P2Y
Maximum
Leases
Lessor finance lease term	P10Y	P10Y
Other revenue
Leases
Interest income	$ 9,556	¥ 62,174	¥ 3,592	¥ 1,326